SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Retroactive adoption of IFRS 15 - Consolidated statements of income and comprehensive income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 4,122.4	$ 4,016.6	$ 3,890.8
Purchase of goods and services	1,820.8	1,810.9	1,755.6
Deferred income tax expense	124.5	(31.7)	40.7
Net income attributable to shareholders	740.2	352.0	207.6
Comprehensive income attributable to shareholders	809.3	358.5	$ 156.2
Increase (decrease) due to application of IFRS 15
Revenues	22.4	52.5
Purchase of goods and services	(12.4)	(13.2)
Deferred income tax expense	9.2	17.4
Net income attributable to shareholders	25.6	48.3
Comprehensive income attributable to shareholders	$ 25.6	$ 48.3